February 11, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Variable Portfolios, Inc. (the “Registrant”)
1933 Act File No. 33-14567, Post-Effective Amendment No. 66
1940 Act File No. 811-5188, Amendment No. 66 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this amendment are to: (i) add a new class, Class II to VP Balanced Fund (the "Fund") and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please note that the only material differences between the prospectus for Class II of the Fund and the existing prospectus for Class I of the Fund (filed in connection with Post-Effective Amendment No. 64 on April 11, 2015, pursuant to Rule 485(b) (File Nos. 33-14567; 811-5188) relate to added disclosure regarding Class II, including fees and expenses, the multiple class structure, and the 12b-1 plan.  All differences between the two prospectuses not related to the addition of Class II are non-material changes that could otherwise be included in a Rule 485(b) filing.

The differences between the Registrant’s statement of additional information included in this Post-Effective Amendment No. 66 and the statement of additional information of the Registrant filed in connection with its Post-Effective Amendment No. 64 on April 11, 2015 are attributable to disclosure related to the Fund’s new Class II and to the non-material changes referenced above.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3390.

Sincerely,

/s/ Giles Walsh
Giles Walsh
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com